Tangible assets	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a)   Changes in the period
In the first six months of 2025 and 2024, tangible assets (rights of use are not included) were acquired for EUR 3,197 million and EUR 4,738 million, respectively.
Likewise, in the first six months of 2025 and 2024 tangible asset items were disposed of with a carrying amount of EUR 2,927 million and EUR 2,979 million, generating a net profit of EUR 1 million and EUR 14 million, respectively.
b)   Property, plant and equipment purchase commitments
At 30 June 2025 and 2024, Grupo Santander did not have any significant commitments to purchase property, plant and equipment items.
c) Leasing rights
As of 30 June 2025, Grupo Santander has tangible assets under lease for the amount of EUR 1,646 million (EUR 1,918 million at 31 December 2024).